CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 155,271	$ 585
Accounts receivable, net of allowance	51,256	0
Inventories	3,426	52,496
Prepaid expenses	10,277	4,232
Total current assets	220,230	57,313
Property and equipment, net	6,059	12,169
Total assets	226,289	69,482
Current liabilities:
Accounts payable	505,602	694,003
Accrued expenses and deposits	526,238	324,522
Accrued compensation	1,996,559	1,712,724
Notes payable	1,100,000	1,650,000
Advances from related parties	157,203	159,074
Total current liabilities	4,285,602	4,540,323
Total liabilities	4,285,602	4,540,323
Commitments and contingencies (Note 10)
Shareholders' deficit
Preferred stock, $0.001 par value: 20,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value: 150,000,000 shares authorized, 37,763,410 and 38,018,748 shares issued and outstanding at December 31, 2014 and 2013, respectively.	37,763	38,019
Additional paid-in capital	435,040	213,876
Accumulated deficit	(4,532,116)	(4,722,736)
Total shareholders' deficit	(4,059,313)	(4,470,841)
Total liabilities and shareholders' deficit	$ 226,289	$ 69,482